Employment Benefits	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Employment Benefits
25.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Net defined benefit asset	￦	70,187	40,425
Net defined benefit obligations		1,033,409	1,449,837
Other long-term employee benefit obligations		1,911	1,710

(2)	Principal assumptions used for actuarial valuation as of December 31, 2023 and 2024 are as follows:

	2023	2024
Discount rate	4.06%~5.44%	3.38%~5.06%
Future salary and benefit levels	4.82%	4.83%
Weighted average duration	9.52 years	9.89 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Current service cost	￦	496,722	373,802	430,308
Interest cost		116,256	190,257	184,169
Expected return on plan assets		(73,484)	(163,074)	(141,108)
Past service cost		125	—	—

	￦	539,619	400,985	473,369

Expenses described above are recognized in those items below in the consolidated financial statements.

		2022	2023	2024
		In millions of won
Cost of sales	￦	404,243	285,209	340,165
Selling and administrative expenses		81,457	73,521	87,815
Others (Construction-in-progress and others)		53,919	42,255	45,389

	￦	539,619	400,985	473,369

In addition, for the years ended December 31, 2022, 2023 and 2024, employee benefit obligations expenses of, ￦101,369 million, ￦85,560 million and ￦87,998 million, respectively, are recognized as cost of sales, and ￦28,301 million, ￦16,012 million and ￦16,221 million, respectively, are recognized as selling and administrative expenses, and ￦14,827 million, ￦15,639 million and ￦15,701 million, respectively, are recognized as construction-in-progress
and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,312,702	4,960,645
Fair value of plan assets		(3,349,480)	(3,551,233)

Net liabilities incurred from defined benefit plans	￦	963,222	1,409,412

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beginning balance	￦	3,776,715	4,312,702
Current service cost		373,802	430,308
Interest cost		190,257	184,169
Remeasurement component		409,635	425,671
Past service cost		—	—
Actual payments		(437,734)	(392,336)
Others		27	131

Ending balance	￦	4,312,702	4,960,645

(6)	Changes in the fair value of plan assets for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Beginning balance	￦	3,149,414	3,349,480
Expected return		163,074	141,108
Remeasurement component		4,777	(10,030)
Contributions by the employers		188,566	254,763
Actual payments		(156,351)	(184,088)

Ending balance	￦	3,349,480	3,551,233

(7)	Details of the fair value of plan assets as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Equity instruments	￦	5,326	2,308
Debt instruments		697,907	413,522
Bank deposits		611,821	452,158
Others(*)		2,034,426	2,683,245

	￦	3,349,480	3,551,233

(*)	‘Others’ consist of various financial assets managed by external asset management companies.
For the years ended December 31, 2023 and 2024, actual returns on plan assets amounted to ￦167,851 million and ￦131,078 million, respectively.

(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Actuarial gain from changes in financial assumptions	￦	429,810	320,582
Experience adjustments, etc.		(20,175)	105,089
Expected return		(4,777)	10,030

	￦	404,858	435,701

Remeasurement components recognized as other comprehensive income or loss are included in retained earnings.
In addition, gain on accumulated remeasurement component amounting to ￦29,229 million and loss on accumulated remeasurement component amounting to ￦95,694 million have been recognized as other comprehensive income or loss as of December 31, 2023 and 2024, respectively.